Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	50 Months Ended		60 Months Ended	62 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 28, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 11, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Nov. 15, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 28, 2019	Mar. 31, 2019	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
SmartETFs Smart Transportation & Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Smart Transportation & Technology ETF (NAV)
Account Value	$ 18,653	$ 18,653	$ 18,653	$ 18,653	$ 18,653	$ 18,653	$ 18,653	$ 18,653	$ 18,768	$ 18,423	$ 19,024	$ 18,994	$ 19,064	$ 19,290	$ 19,477	$ 18,532	$ 19,058	$ 18,373	$ 17,042	$ 18,220	$ 16,835	$ 15,038	$ 16,921	$ 17,923	$ 19,015	$ 18,380	$ 16,849	$ 16,218	$ 17,018	$ 16,316	$ 16,456	$ 14,383	$ 15,813	$ 13,979	$ 13,085	$ 14,960	$ 15,958	$ 14,325	$ 16,098	$ 15,643	$ 17,271		$ 17,359	$ 18,088	$ 19,643	$ 19,344	$ 19,603	$ 18,343	$ 19,249	$ 18,800	$ 18,636	$ 18,479	$ 18,269	$ 17,961	$ 17,804	$ 17,203	$ 16,772	$ 15,226		$ 12,914	$ 12,838	$ 13,064	$ 11,725	$ 10,818	$ 10,068	$ 9,438	$ 7,986	$ 9,823	$ 10,275	$ 10,543	$ 9,898	$ 10,000
SmartETFs Smart Transportation & Technology ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	2.36%				12.08%	12.92%
SmartETFs Sustainable Energy II ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Sustainable Energy II ETF (NAV)
Account Value	$ 10,234	$ 10,234	$ 10,234	$ 10,234	$ 10,234	$ 10,234	10,234	$ 10,234	11,158	11,307	12,141	11,559	11,567	11,149	12,123	11,101	11,480	11,036	10,477	11,538	10,482	9,425	10,652	11,566	12,760	12,679	12,214	12,202	12,731	12,323	12,801	11,647	12,480	11,013	10,493	11,613	11,831	10,369	11,425	10,971	12,101		11,875	11,681	13,265	13,273	13,877	12,908	13,383	12,884	12,704	12,241	12,146	12,103	12,374	12,480	11,836	10,361	$ 10,000
SmartETFs Sustainable Energy II ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(11.31%)	(8.30%)	0.56%
SmartETFs Asia Pacific Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Asia Pacific Dividend Builder ETF (NAV)
Account Value	$ 19,088	$ 19,088	$ 19,088	19,088	$ 19,088	19,088	19,088	$ 19,088			19,943			17,723			16,850			16,743			15,549			15,538			15,617			15,027			13,404			15,723				$ 17,193			18,086			16,810			18,148			17,695			16,255				14,021			12,979			11,259			14,271			$ 13,168		$ 13,404		$ 13,453	$ 11,861	$ 13,622	$ 13,233	$ 14,183	$ 14,190	$ 13,160	$ 12,400	$ 11,601	$ 10,381	$ 11,083	$ 10,168	$ 9,845	$ 9,539	$ 9,487	$ 11,010	$ 10,405	$ 10,000
SmartETFs Asia Pacific Dividend Builder ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	13.93%				5.99%			6.68%
SmartETFs Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Dividend Builder ETF (NAV)
Account Value	$ 25,086	25,086	25,086	25,086	$ 25,086	25,086	$ 25,086	$ 25,086			26,191			23,991			23,443			22,130			20,303			21,149			20,192			19,081			16,858			18,290				20,291			21,057			19,046			19,236			17,716			17,035				15,211			14,253			12,359			15,173			13,985	$ 13,770		$ 13,399		11,975	13,115	12,465	12,618	12,493	11,819	11,566	10,909	10,296	10,542	10,105	9,933	9,639	9,244	9,999	10,012	10,000
SmartETFs Dividend Builder ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	13.35%				10.58%			9.63%
SmartETFs Smart Transportation & Technology ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index
Account Value	$ 17,572	17,572	17,572	$ 17,572	$ 17,572	$ 17,572	$ 17,572	$ 17,572	18,042	17,251	17,600	17,283	16,838	16,547	16,217	15,524	16,122	15,621	14,985	14,807	14,115	12,905	13,290	13,890	14,229	13,767	12,982	13,113	12,887	12,501	12,808	11,962	12,493	11,680	10,898	12,015	12,539	11,617	12,718	12,709	13,860		13,490	13,840	14,613	14,014	14,328	13,560	14,147	13,804	13,561	13,362	13,172	12,586	12,181	11,877	11,996	11,508		$ 10,203	10,526	$ 10,902	$ 10,220	9,753	$ 9,502	$ 9,064	8,171	$ 9,418	$ 10,287	10,350	$ 10,049	$ 10,000
SmartETFs Smart Transportation & Technology ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	18.67%				11.15%	11.77%
SmartETFs Sustainable Energy II ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value	$ 15,738	$ 15,738	$ 15,738	$ 15,738	$ 15,738	$ 15,738	15,738	$ 15,738	$ 16,159	$ 15,450	15,763	$ 15,480	$ 15,081	14,820	$ 14,524	$ 13,903	14,440	$ 13,990	$ 13,421	13,262	$ 12,641	$ 11,558	11,903	$ 12,440	$ 12,744	12,330	$ 11,627	$ 11,744	11,542	$ 11,196	$ 11,472	10,714	$ 11,189	$ 10,461	9,760	$ 10,761	$ 11,230	10,404	$ 11,391	$ 11,382	$ 12,414		$ 12,082	$ 12,396	13,088	$ 12,552	$ 12,833	12,145	$ 12,671	$ 12,363	12,146	$ 11,967	$ 11,797	11,273	$ 10,910	$ 10,637	10,744	$ 10,307	$ 10,000
SmartETFs Sustainable Energy II ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	18.67%	6.33%	11.36%
SmartETFs Asia Pacific Dividend Builder ETF | MSCI AC Pacific Ex-Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI AC Pacific Ex-Japan Index
Account Value	$ 14,909	$ 14,909	$ 14,909	14,909	$ 14,909	14,909	14,909	$ 14,909			16,107			14,461			13,717			13,537			12,640			13,217			13,609			12,871			11,305			13,353				14,858			15,841			15,976			17,882			17,241			16,825				14,145			12,977			10,974			13,674			12,316		$ 12,809		$ 12,717	11,367	12,609	12,784	13,293	13,296	12,356	11,632	10,920	9,711	10,186	9,259	9,241	9,036	8,549	10,350	10,438	10,000
SmartETFs Asia Pacific Dividend Builder ETF | MSCI AC Pacific Ex-Japan Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	10.14%				1.74%			4.07%
SmartETFs Dividend Builder ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Account Value	$ 25,812	$ 25,812	$ 25,812	$ 25,812	$ 25,812	$ 25,812	$ 25,812	$ 25,812			$ 25,853			$ 24,306			$ 23,683			$ 21,751			$ 19,522			$ 20,223			$ 18,930			$ 17,571			$ 16,008			$ 17,064				$ 20,359			$ 21,465			$ 19,919			$ 19,920			$ 18,488			$ 17,621				$ 15,462			$ 14,326			$ 12,003			$ 15,203			$ 14,005	$ 13,930		$ 13,394		$ 11,908	$ 13,753	$ 13,101	$ 12,878	$ 13,045	$ 12,364	$ 11,793	$ 11,337	$ 10,657	$ 10,463	$ 9,978	$ 9,878	$ 9,913	$ 9,396	$ 10,263	$ 10,231	$ 10,000
SmartETFs Dividend Builder ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	18.67%				11.15%			9.94%